PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
Components of Property and Equipment

	2012	2011
Land and Buildings	$1,815	$1,800
Leasehold Improvements	620	499
Machinery and Equipment	8,972	8,624
Construction in Progress	308	232
Vehicles	959	927
Office and Computer Equipment	2,482	2,395

	15,156	14,477
Less: Accumulated Depreciation	(10,221)	(9,017)

	$4,935	$5,460